Other disclosures	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Other disclosures
Other disclosures
Share-based payment schemes

Accounting policies
Share-based compensation
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to prior years are included in the income statement in the year of adjustment.

Share-based payment
Expensed in the income statement DKK million	2019	2018	2017

Restricted stock units to employees	48	204	169
Long-term share-based incentive programme (Management Board)[1]	86	48	19
Long-term share-based incentive programme (management group below Management Board)	195	145	102
Shares allocated to individual employees	34	17	2

Share-based payment expensed in the income statement	363	414	292

1. In 2017 Novo Nordisk introduced, for the first time, a share-based compensation programme with terms which amortises the grant date valuation over four years. The 2019 expense includes amortisation of the 2017, 2018 and 2019 programmes.

Restricted stock units to employees
In appreciation of the efforts of employees during recent years, as of 1 August 2019, all employees in the company were offered 75 restricted stock units. A restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in February 2023 subject to continued employment. The cost of the DKK 660 million programme is amortised over the vesting period.

Long-term share-based incentive programme

Management Board
On 4 February 2020, the Board of Directors approved the allocation of a total of 508,398 Novo Nordisk B shares to the members of the Management Board for the 2019 financial year. The value at launch of the programme (adjusted for expected dividends) was DKK 152 million. On average, this corresponds to 14.7 months’ fixed base salary plus pension contribution for the CEO, 11.0 months’ fixed base salary plus pension contribution per executive vice president as of 1 March 2019 and 8.2 months’ fixed base salary plus pension for senior vice presidents. The cost of the 2019 programme is amortised over the vesting period of 2019-2022 at an annual amount of DKK 38 million. The amount of shares allocated may be reduced or increased by up to 30%, depending on whether the average sales growth per year in the three-year vesting period deviates from a target set by the Board of Directors.

The grant date of the programme was February 2019, and the share price used for the determining the grant date fair value of the award was the average share price (DKK 322) for Novo Nordisk B shares on Nasdaq Copenhagen in the period 1-15 February 2019, adjusted for expected dividend. Based on the split of participants when the share allocation was decided, 43% of the allocated shares will be allocated to members of Executive Management and 57% to other members of the Management Board.

The shares allocated to the joint pool for 2016 were released to the individual participants subsequent to approval of the 2019 Annual Report by the Board of Directors and after the announcement of the 2019 full-year financial results on 5 February 2020. The shares allocated correspond to a value at launch of the programme of DKK 29 million, expensed in 2016.

Management group below Management Board
The management group below the Management Board has a share-based incentive programme with similar performance criteria. For 2019, a total of 1,300,333 shares were allocated to this group, corresponding to a value at launch of the programme (adjusted for expected dividends) of DKK 387 million. The cost of the 2019 programme is amortised over the vesting period of 2019-2022 at an annual amount of DKK 97 million. The amount of shares allocated may be reduced or increased by up to 30%, depending on whether the average sales growth per year in the three-year vesting period deviates from a target set by the Board of Directors.

The shares allocated for 2016 were released to the individual participants subsequent to approval of the 2019 Annual Report by the Board of Directors and after the announcement of the 2019 full-year financial results on 5 February 2020. The shares allocated correspond to a value at launch of the programme of DKK 68 million amortised over the period 2016-2019. The number of shares to be transferred (174,481 shares) is lower than the original number of shares allocated, as some participants had left the company before the programme’s release conditions were met.
5.1 Share-based payment schemes (continued)

General terms and conditions of launched programmes
	Restricted stock units to employees			Shares for Management Board			Shares for Management group below Management Board

	2019	2018	2017	2019	2018	2017	2019	2018	2017

Number of shares awarded in the year	2,148,580	—	—	508,398	411,090	356,195	1,300,333	1,114,455	761,826
Value per share at launch (DKK)	307	—	—	298	280	213	298	280	213
Vesting period	3.5 years	—	—	3 years	3 years	3 years	3 years	3 years	3 years
Allocated to recipients	Feb 2023			Feb 2023	Feb 2022	Feb 2021	Feb 2023	Feb 2022	Feb 2021
Total market value at launch (DKK million)	660	—	—	152	115	76	387	312	162
Amortisation period of the programme	2019 to 2023	—	—	2019 to 2022	2018 to 2021	2017 to 2020	2019 to 2022	2018 to 2021	2017 to 2020

Outstanding restricted stock units	2019	2018

Outstanding at the beginning of the year	5,584,019	4,833,882
Released restricted stock units to employees	(1,431,192)	(35,180)
Released shares allocated to Management in 2015	(1,040,593)	(764,474)
Released shares allocated to individual employees	(81,873)	(25,883)
Cancelled allocated shares	(262,596)	(209,308)
Allocated restricted stock units to employees	2,148,580	100,000
Shares allocated to Management in the year	1,808,731	1,525,545
Shares allocated to individual employees in the year	154,122	159,437

Outstanding at the end of the year	6,879,198	5,584,019

Outstanding restricted stock units	Issued[1]	Released (accumulated)	Cancelled (accumulated)	Outstanding	Value at launch date DKK million	Vesting date

Restricted stock units to employees
2016 Restricted stock units	1,565,411	(1,475,572)	(89,839)	—	508	Q1 2019
2019 Restricted stock units	2,148,580	—	—	2,148,580	660	Q1 2023

Outstanding restricted stock units to employees	3,713,991	(1,475,572)	(89,839)	2,148,580

Shares allocated to Management Board
2015 Shares allocated to joint pool	378,943	(378,421)	(522)	—	108	Q1 2019
2016 Shares allocated to joint pool	96,705	—	(1,623)	95,082	29	Q1 2020
2017 Shares allocated to joint pool	356,195	—	(24,608)	331,587	76	Q1 2021
2018 Shares allocated	411,090	—	(20,077)	391,013	115	Q1 2022
2019 Shares allocated	508,398	—	—	508,398	152	Q1 2023

Outstanding shares for Management Board	1,751,331	(378,421)	(46,830)	1,326,080

Shares allocated to pools for management group below Management Board
2015 Shares allocated	879,988	(662,172)	(217,816)	—	251	Q1 2019
2016 Shares allocated	224,055	—	(49,574)	174,481	68	Q1 2020
2017 Shares allocated	761,826	—	(100,098)	661,728	162	Q1 2021
2018 Shares allocated	1,114,455	—	(77,812)	1,036,643	312	Q1 2022
2019 Shares allocated	1,300,333	—	—	1,300,333	387	Q1 2023

Outstanding shares for Management group below Management Board	4,280,657	(662,172)	(445,300)	3,173,185
Shares allocated to individual employees	323,170	(81,873)	(9,944)	231,353	75	2020-2023

Outstanding at the end of 2019	10,069,149	(2,598,038)	(591,913)	6,879,198

All restricted stock units and shares allocated to Management are hedged by treasury shares.
Commitments

Commitments
Total contractual obligations and recognised non-current debt can be specified as follows (payments due by period):

2019
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	13	26	25	1,270	1,334
Leases (note 4.2)	847	1,424	734	1,140	4,145

Total obligations recognised in the balance sheet	860	1,450	759	2,410	5,479

Leases[1]	128	229	199	376	932
Research and development obligations	2,600	3,258	1,493	29	7,380
Research and development - potential milestone payments[3]	300	1,023	1,009	2,403	4,735
Commercial product launch - potential milestone payments[3]	—	—	—	3,468	3,468
Purchase obligations relating to investments in property, plant and equipment	172	—	—	—	172
Other purchase obligations	5,695	2,989	1,175	621	10,480

Total obligations not recognised in the balance sheet	8,895	7,499	3,876	6,897	27,167

Total contractual obligations	9,755	8,949	4,635	9,307	32,646

2018
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total

Retirement benefit obligations	13	25	25	1,193	1,256

Total obligations recognised in the balance sheet	13	25	25	1,193	1,256

Operating leases[2]	1,007	1,463	915	1,511	4,896
Research and development obligations	2,014	1,715	968	75	4,772
Research and development - potential milestone payments[3]	550	833	818	2,091	4,292
Commercial product launch - potential milestone payments[3]	—	—	—	2,591	2,591
Purchase obligations relating to investments in property, plant and equipment	1,875	—	—	—	1,875
Other purchase obligations	4,392	2,536	1,095	406	8,429

Total obligations not recognised in the balance sheet	9,838	6,547	3,796	6,674	26,855

Total contractual obligations	9,851	6,572	3,821	7,867	28,111

1.	Predominantly relates to estimated variable property taxes, leases committed not yet commenced and low value assets.

2.	There were no material finance lease obligations in 2018.

3.	Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.
The lease commitments are related to IFRS 16 leases primarily for premises and company cars and include the present value of future lease payments during the lease term. Approximately 74% of the commitments are related to leases outside Denmark.

The purchase obligations primarily relate to purchase agreements regarding medical equipment and consumer goods. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.

Research and development obligations include contingent payments related to achieving development milestones. Such amounts entail uncertainties in relation to the period in which payments are due because a proportion of the obligations is dependent on milestone achievements. Exercise fees and subsequent milestone payments under in-licensing option agreements are excluded, as Novo Nordisk is not contractually obligated to make such payments. Commercial product launch milestones include contingent payments solely related to achievement of a commercial product launch following regulatory approval. Commercial milestones, royalty and other payments based on a percentage of sales generated from sale of goods following marketing approval are excluded from the contractual commitments analysis because of their contingent nature, related to future sales. The due periods disclosed are based on Management’s best estimate.

DKK million	2019	2018

Other guarantees
Other guarantees primarily relate to performance guarantees issued by Novo Nordisk	906	973

World Diabetes Foundation (WDF)
At the Annual General Meeting in 2014, a donation to WDF was approved. For the years 2018-2024, the donation is 0.1% of the Group's net insulin sales. The annual donation in this period cannot exceed DKK 90 million or 15% of the taxable income of Novo Nordisk A/S in the financial year in question, whichever is lower.

For 2019, the total donation amounts to DKK 86 million (DKK 85 million in 2018 and DKK 85 million in 2017).
Related party transactions

Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 76.1% of the total number of votes. The remaining shares are widely held. The ultimate parent of the Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.

As associated companies of Novo Nordisk A/S, NNIT Group and Churchill Stateside Solar Fund XIV, LLC ('CS Solar Fund XIV') are considered related parties. As an associated company of Novo Holdings A/S, Unchained Labs, Inc. is considered a related party to Novo Nordisk A/S. As they share a controlling shareholder, the Novozymes Group and Xellia Pharmaceuticals are also considered to be related parties as well as the Board of Directors or Executive Management of Novo Nordisk A/S.

In 2019, Novo Nordisk A/S acquired 14,025,000 B shares, worth DKK 4.9 billion, from Novo Holding A/S as part of the DKK 15.0 billion share repurchase programme. The transaction price for each transaction was calculated as the average market price in the open windows following the announcements of the financial results for the four quarters in 2019.

The Group has had the following material transactions with related parties:

DKK million	2019	2018	2017

Novo Holdings A/S
Purchase of Novo Nordisk B shares	4,894	4,207	—
Sale of NNIT B shares	—	(368)	—
Dividend payment to Novo Holdings A/S	5,580	5,496	5,330

NNIT Group
Services provided by NNIT	941	1,052	1,231
Dividend payment from NNIT	(20)	(19)	(26)

Novozymes Group
Services provided by Novo Nordisk	(132)	(115)	(145)
Services provided by Novozymes	103	121	163

CS Solar Fund XIV
Purchase of shares by Novo Nordisk	97	—	—
Liability for capital commitment	389	—	—
Distribution by CS Solar Fund XIV	(385)	—	—

In Novo Nordisk A/S, there were no transactions with the Board of Directors or Executive Management besides remuneration. There were no other transactions with the Board of Directors or Executive Management of NNIT A/S, Novozymes A/S, Novo Holdings A/S, the Novo Nordisk Foundation, Xellia Pharmaceuticals ApS, Unchained Labs or CS Solar Fund XIV.

For information on remuneration of the Management of Novo Nordisk, please refer to note 2.4, ‘Employee costs’. There are no loans to the Board of Directors or Executive Management in 2019, nor were there any in 2018 or 2017.

There are no material unsettled balances with related parties at the end of the year.
Fee to statutory auditors

DKK million	2019	2018	2017

Statutory audit	26	25	24
Audit-related services	4	3	4
Tax advisory services	11	11	10
Other services	4	3	5

Total fee to statutory auditors	45	42	43

Fees for services other than statutory audit of the financial statements amount to DKK 19 million (DKK 17 million in 2018 and DKK 19 million in 2017). PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) provided other services in the amount of DKK 12 million (DKK 9 million in 2018 and DKK 8 million in 2017). Services other than statutory audit of the financial statements provided by PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) comprise services relating to tax compliance and transfer pricing, educational training, review of social and environmental information, other assurance opinions and agreed-upon procedures, as well as accounting advice.
Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity

Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by region

North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Holdings Inc., United States	100				•
Novo Nordisk Pharmaceutical Industries LP, United States	100		•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•
Novo Nordisk Pharma, Inc., United States	100	•

International Operations
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•

Region Japan & Korea
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•

Region Europe
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Biopharm Limited, Ireland	100	•		•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk S.P.A., Italy	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, Macedonia	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Scandinavia AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•
Ziylo Limited, United Kingdom	100			•

Company and country	Percentage of shares owned	Activity

Region AAMEO
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (Business Area) Sdn Bhd, Malaysia	100				•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Investment Pte Limited, Singapore	100				•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	93	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZ-LLC, United Arab Emirates	100	•

Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Region Latin America
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Panama S.A., Panama	100				•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•

Other subsidiaries and associated companies
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
Churchill Stateside Solar Fund XIV, LLC, United States	99				•

Companies without significant activities are not included in the list. NNE A/S subsidiaries are not included in the list.